ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.   ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable	737,946	1,059,129	154,043
Notes receivable	2,100	12,820	1,865
Allowance for doubtful accounts	(5,794)	(25,105)	(3,651)
Accounts and notes receivable, net	734,252	1,046,844	152,257

The movements in the allowance for doubtful accounts were as follows:

	As at December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	(7,956)	(6,708)	(5,794)	(843)
Additions	(14,851)	(18,958)	(60,183)	(8,753)
Write-offs	16,099	19,872	40,872	5,945
Balance at end of the year	(6,708)	(5,794)	(25,105)	(3,651)